UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/09

Date of reporting period:	01/31/09

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (10.2%)
General Electrical Co., 0.25% (a), 2/2/09	$40,018	$40,018

Total Commercial Paper (Amortized Cost $40,018)		40,018

Common Stocks (89.6%)
Aerospace/Defense (3.4%):
Boeing Co.	315,053	13,330

Agricultural Operations (0.8%):
Archer-Daniels-Midland Co. (b)	109,000	2,984

Aluminum (0.8%):
Alcoa, Inc.	413,300	3,220

Banks (3.6%):
JPMorgan Chase & Co.	196,514	5,013
PNC Financial Services Group, Inc.	100,400	3,265
U.S. Bancorp	245,600	3,645
Wells Fargo & Co.	114,106	2,156
		14,079
Beverages (5.9%):
Diageo PLC, ADR (b)	169,825	9,228
PepsiCo, Inc.	281,189	14,124
		23,352
Biotechnology (3.7%):
Amgen, Inc. (c)	111,900	6,138
Genentech, Inc. (c)	104,687	8,505
		14,643
Brokerage Services (2.7%):
Charles Schwab Corp.	773,299	10,509

Computers & Peripherals (2.8%):
Apple Computer, Inc. (c)	38,700	3,488
EMC Corp. (c)	675,575	7,458
		10,946
Cosmetics & Toiletries (2.7%):
Estee Lauder Cos., Class A	177,350	4,655
Procter & Gamble Co.	113,302	6,175
		10,830
Electronics (0.5%):
General Electric Co.	170,217	2,065

Financial Services (0.4%):
Goldman Sachs Group, Inc.	20,900	1,687

Health Care (1.7%):
Alcon, Inc.	79,400	6,800

Home Builders (1.1%):
Toll Brothers, Inc. (c)	255,072	4,341

Internet Business Services (0.5%):
Google, Inc., Class A (c)	6,065	2,053

Internet Service Provider (1.1%):
Yahoo!, Inc. (c)	353,566	4,147

Investment Companies (1.3%):
Invesco Ltd.	450,300	5,309

Media (0.7%):
News Corp., Class A	446,200	2,851

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
Mining (4.3%):
Barrick Gold Corp.	276,094	$10,351
Newmont Mining Corp. (b)	164,900	6,560
		16,911
Oil & Gas Exploration-Production & Services (1.3%):
Anadarko Petroleum Corp. (b)	140,645	5,167

Oil Companies-Integrated (1.2%):
Exxon Mobil Corp. (b)	23,300	1,782
Hess Corp.	49,614	2,759
		4,541
Oilfield Services & Equipment (5.6%):
Halliburton Co.	578,029	9,971
Schlumberger Ltd.	294,910	12,035
		22,006
Paint, Varnishes & Enamels (0.5%):
Sherwin-Williams Co. (The)	45,000	2,149

Pharmaceuticals (6.7%):
Johnson & Johnson	279,300	16,113
Merck & Co., Inc.	258,875	7,391
Teva Pharmaceutical Industries Ltd., Sponsored ADR	69,800	2,893
		26,397
Radio & Television (1.2%):
Comcast Corp., Class A	318,200	4,662

Restaurants (4.3%):
McDonald’s Corp.	288,658	16,748

Retail (2.8%):
Target Corp.	349,800	10,914

Retail-Discount (3.5%):
Wal-Mart Stores, Inc.	290,800	13,703

Retail-Drug Stores (3.3%):
CVS Caremark Corp.	482,714	12,975

Retail-Specialty Stores (4.7%):
Bed Bath & Beyond, Inc. (c)	109,912	2,553
Lowe’s Cos., Inc.	875,198	15,990
		18,543
Semiconductors (5.5%):
Intel Corp.	1,019,470	13,151
Maxim Integrated Products, Inc.	42,110	557
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,051,987	7,932
		21,640
Software & Computer Services (5.9%):
Microsoft Corp.	736,525	12,595
Oracle Corp. (c)	643,200	10,825
		23,420
Transportation Services (2.7%):
United Parcel Service, Inc., Class B	252,123	10,713

Utilities-Electric (2.4%):
Exelon Corp.	137,879	7,476

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Public Service Enterprise Group, Inc.	60,533	$1,911
		9,387
Total Common Stocks (Cost $446,065)		353,022

Short-Term Securities Held as Collateral for Securities Lending (1.1%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$4,529	4,515

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $4,529)		4,515

Total Investments (Cost $490,612) — 100.9%		397,555

Liabilities in excess of other assets — (0.9)%		(3,379)

NET ASSETS — 100.0%		$394,176

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

January 31, 2009 (Unaudited)

1.  Federal Tax Information:

At January 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	513,601	5,009	(121,055)	(116,046)

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service reviewed by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Effective November 1, 2008, the Fund began applying the standard established under Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009 (amounts in thousands):

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investment in Securities	Investment in Securities	Investment in Securities	Investment in Securities

Diversified Stock Fund	$353,022	$44,359	$174	$397,555

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Diversified Stock	Investments In Securities
Balance as of 10/31/08	1,407
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	31
Net purchases (sales)	(1,264)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	174

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board.  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest).  If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a “when-issued” basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of January 31, 2009, the Fund had no outstanding “when-issued” purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (maintained with KeyBank) in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following value as of January 31, 2009 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Diversified Stock Fund	$4,272	$4,515	$3,654	$(1)

The cash collateral received by the Fund and the investment portfolios in The Victory Portfolios and The Victory Variable Insurance Funds (collectively, the “Victory Funds”) on January 31, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Treasury Portfolio, 0.30%	$21,934
Dreyfus Government Cash Management Fund, 0.33%	60,000
Goldman Sachs Financial Square Government Fund, 0.74%	60,000
Merrill Lynch Government Fund, 0.67%	60,000
Morgan Stanley Institutional Liquidity Fund
Government Portfolio, 0.36%	46,228
Reserve Primary Fund, 0.00%	21,912
Repurchase Agreements
Bank of America, 0.40%, 2/2/09 (Date of Agreement, 1/30/09, Proceeds at maturity $100,003 collateralized by various Corporate securities, 3.14%-8.45%, 3/13/09-6/15/18, market value $101,529)	100,000
Deutsche, 0.41%, 2/2/09 (Date of Agreement, 1/30/09, Proceeds at maturity $100,003 collateralized by various Corporate securities, 1.75%-5.37%, 3/31/10-9/28/47, market value $102,448)	100,000
Greenwich, 0.44%, 2/2/09 (Date of Agreement, 1/30/09, Proceeds at maturity $100,004 collateralized by various Corporate securities, 0.00%-6.00%, 4/25/33-2/10/51, market value $102,716)	100,000
Total Value	$570,074

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo, II
Michael Policarpo II, President
Date	March 30, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 26, 2009

* Print the name and title of each signing officer under his or her signature.